CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Profit for the year	$ 13,674	$ 15,996	$ 37,746
Currency translation differences	(10,349)	(14,802)	14,956
Fair value remeasurement investments	(705)	(2,283)	0
Items that may be subsequently reclassified to profit or loss	(11,054)	(17,085)	14,956
Other comprehensive income (loss), net of tax	(11,054)	(17,085)	14,956
Total comprehensive income (loss) for the year	$ 2,620	$ (1,089)	$ 52,702